Acquisitions and Divestitures (Narrative) (Details) $ in Thousands			12 Months Ended
	Dec. 01, 2016 USD ($) bed	Jan. 27, 2014 USD ($) bed	Dec. 31, 2016 USD ($) Hospital bed	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Number of licensed beds | bed			3,459
Proceeds from sale of hospitals			$ 13,746	$ 0	$ 0
Impairment of long-lived assets			291,870	13,000	1,000
Gain (loss) on sale of business			$ (2,150)	0	0
Winder, Georgia
Business Acquisition [Line Items]
Number of Hospitals | Hospital			3
Paintsville, Kentucky [Member]
Business Acquisition [Line Items]
Number of Hospitals | Hospital			3
Barrow Regional Medical Center [Member] | Winder, Georgia
Business Acquisition [Line Items]
Disposal date			Dec. 31, 2016
Number of beds in hospital sold | bed			56
Proceeds from sale of hospitals			$ 6,600
Pre-tax loss from disposal of discontinued operation			14,500	6,200	3,900
Impairment of long-lived assets			4,000
Gain (loss) on sale of business			$ (1,200)
Sandhills Regional Medical Center [Member] | Hamlet, North Carolina [Member]
Business Acquisition [Line Items]
Disposal date			Dec. 01, 2016
Number of beds in hospital sold | bed	64
Proceeds from sale of hospitals	$ 7,200
Pre-tax loss from disposal of discontinued operation			$ 6,900	$ 2,000	$ 2,300
Gain (loss) on sale of business			(1,000)
Sandhills Regional Medical Center [Member] | Hamlet, North Carolina [Member] | Property, Equipment and Capitalized Software [Member]
Business Acquisition [Line Items]
Impairment of long-lived assets			$ 4,800
HMA [Member]
Business Acquisition [Line Items]
Business acquisition, date of acquisition			Jan. 27, 2014
Number of Hospitals | Hospital			4
Business combination, consideration paid		$ 135,600
Number of hospitals sold | Hospital			2
HMA [Member] | Barrow Regional Medical Center [Member] | Winder, Georgia
Business Acquisition [Line Items]
Number of licensed beds | bed		56
HMA [Member] | Clearview Regional Medical Center [Member] | Monroe, Georgia [Member]
Business Acquisition [Line Items]
Number of licensed beds | bed		77
HMA [Member] | Paul B. Hall Regional Medical Center [Member] | Paintsville, Kentucky [Member]
Business Acquisition [Line Items]
Number of licensed beds | bed		72
HMA [Member] | Sandhills Regional Medical Center [Member] | Hamlet, North Carolina [Member]
Business Acquisition [Line Items]
Number of licensed beds | bed		64